Loans and financings - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loans and financings
Current	$ 33,149	$ 32,513
Non-current	1,475,408	1,392,354
Total	1,508,557	1,424,867	$ 1,447,299
USD Dollar
Loans and financings
Current	17,125
Non-current	1,372,337
Total	1,389,462	1,301,395
BRL
Loans and financings
Current	16,024
Non-current	103,071
Total	$ 119,095	$ 123,472